Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 505,824	₩ 308,913	₩ 1,083,029
Non-taxable income	(41,084)	(92,666)	(19,450)
Non-deductible expenses	31,882	14,630	26,724
Tax credit and tax reduction	(48,774)	(32,877)	(17,580)
Changes in unrecognized deferred taxes	(69,776)	83,940	(177,902)
Changes in tax rate	24,537	4,050	(3,983)
Income tax refund and others	(26,107)	14,278	(46,860)
Income tax expense	₩ 376,502	₩ 300,268	₩ 843,978